Introduction, Presentation, and Other Information - Changed Accounting Policy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jan. 02, 2018
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale	€ 133,271
Held-to-maturity investments	13,491
Loans and receivables	903,013
Financial assets held for trading	125,458	€ 112,947	€ 125,618
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	34,782	48,043	42,075
Financial liabilities at fair value through profit or loss that meet definition of held for trading	107,624	75,350	107,634
Non-trading financial assets mandatorily at fair value through profit or loss		5,263	4,672
Financial assets measured at fair value through other comprehensive income		120,831	126,353
Financial assets at amortised cost		922,948	909,409
Provisions	14,489	13,758	14,686
Investments in joint ventures	1,987	2,047
Under IAS 39 Before Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	(24,682)
Total impairment impact	(25,299)
Under IFRS 9 After Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income			(2)
Financial assets at amortised cost			(26,656)
Total impairment impact			(27,472)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale			(124,229)
Loans and receivables			(890,094)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			(933)
Non-trading financial assets mandatorily at fair value through profit or loss			933
Financial assets measured at fair value through other comprehensive income			124,229
Financial assets at amortised cost			890,094
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale			(9,042)
Held-to-maturity investments			(13,491)
Loans and receivables			(12,927)
Financial assets held for trading			160
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			8,226
Financial liabilities at fair value through profit or loss that meet definition of held for trading			10
Non-trading financial assets mandatorily at fair value through profit or loss			3,739
Financial assets measured at fair value through other comprehensive income			2,126
Financial assets at amortised cost			21,297
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables			8
Financial assets measured at fair value through other comprehensive income			(2)
Financial assets at amortised cost			(1,982)
Provisions			197
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income			(2)
Financial assets at amortised cost			(1,974)
Total impairment impact			(2,173)
Investments in joint ventures			(34)
Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	57,892	54,892	57,902
Derivatives | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	10
Derivatives | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading			10
Derivatives | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading			10
Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial assets held for trading	57,243	55,997	57,243
Equity instruments
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale	4,790
Financial assets held for trading	21,353	17,670	21,353
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	933
Non-trading financial assets mandatorily at fair value through profit or loss		2,956	2,584
Financial assets measured at fair value through other comprehensive income		2,766	3,169
Equity instruments | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale	2,154
Equity instruments | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss			1,651
Investments in equity instruments designated at fair value through other comprehensive income			533
Equity instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale			(2,636)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			(933)
Non-trading financial assets mandatorily at fair value through profit or loss			933
Financial assets measured at fair value through other comprehensive income			2,636
Equity instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale			(2,154)
Non-trading financial assets mandatorily at fair value through profit or loss			1,651
Financial assets measured at fair value through other comprehensive income			533
Debt instruments
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale	128,481
Held-to-maturity investments	13,491
Loans and receivables	17,543
Financial assets held for trading	36,351	27,005	36,554
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	3,485	2,912	3,286
Non-trading financial assets mandatorily at fair value through profit or loss		2,018	1,792
Financial assets measured at fair value through other comprehensive income		116,520	122,077
Financial assets at amortised cost		39,524	35,772
Debt instruments | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to non-trading assets at FVTPL	1,537
Loans and receivables to assets at FVTOCI	457
Financial assets available for sale to non-trading assets at FVTPL	96
Financial assets available for sale to assets at amortized cost	6,589
Financial assets available for sale to assets held for trading	203
Held-to-maturity investments	13,491
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	199
Debt instruments | Under IAS 39 Before Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	(730)
Debt instruments | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets held for trading			203
Non-trading financial assets mandatorily at fair value through profit or loss			199
Financial assets mandatorily at FVTPL from loans and receivables			1,497
Financial assets mandatorily at FVTPL from assets available for sale			96
Financial assets measured at fair value through other comprehensive income			486
Financial assets at amortised cost			6,704
Financial assets at amortized cost from investments held to maturity			13,491
Debt instruments | Under IFRS 9 After Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income			(2)
Financial assets at amortised cost			(702)
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale			(121,593)
Loans and receivables			(15,557)
Financial assets measured at fair value through other comprehensive income			121,593
Financial assets at amortised cost			15,557
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale			(6,888)
Loans and receivables			(1,994)
Financial assets held for trading			203
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			(199)
Non-trading financial assets mandatorily at fair value through profit or loss			1,792
Financial assets measured at fair value through other comprehensive income			486
Financial assets at amortised cost			20,195
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables			8
Financial assets measured at fair value through other comprehensive income			(2)
Financial assets at amortised cost			20
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income			(2)
Financial assets at amortised cost			28
Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables	885,470
Financial assets held for trading	10,511	12,275	10,468
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	30,364	45,131	38,789
Non-trading financial assets mandatorily at fair value through profit or loss		289	296
Financial assets measured at fair value through other comprehensive income		1,545	1,107
Financial assets at amortised cost		883,424	873,637
Loans and advances | Under IAS 39 Before Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to assets at FVTOCI	1,069
Loans and receivables	9,864
Financial assets held for trading	43
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,152
Loans and advances | Under IAS 39 Before Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	(23,952)
Loans and advances | Under IFRS 9 After Adjustment For Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			9,577
Non-trading financial assets mandatorily at fair value through profit or loss			296
Financial assets measured at fair value through other comprehensive income			1,107
Financial assets at amortised cost			1,102
Loans and advances | Under IFRS 9 After Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost			(25,954)
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables			(874,537)
Financial assets at amortised cost			874,537
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables			(10,933)
Financial assets held for trading			(43)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			8,425
Non-trading financial assets mandatorily at fair value through profit or loss			296
Financial assets measured at fair value through other comprehensive income			1,107
Financial assets at amortised cost			1,102
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost			(2,002)
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost			(2,002)
Provision for commitments and guarantees given
Disclosure of initial application of standards or interpretations [line items]
Provisions	617	€ 855	814
Provision for commitments and guarantees given | Under IAS 39 Before Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Provisions	€ (617)
Provision for commitments and guarantees given | Under IFRS 9 After Adjustment For Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Provisions			(814)
Provision for commitments and guarantees given | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Disclosure of initial application of standards or interpretations [line items]
Provisions			197
Provision for commitments and guarantees given | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Impairment losses
Disclosure of initial application of standards or interpretations [line items]
Provisions			€ (197)